WARRANTS - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 18, 2021 EUR (€) shares	Mar. 24, 2021 d $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jun. 18, 2021 $ / shares shares
Warrants [Line Items]
Company option to redeem, notice period | d		30
Company option to redeem, share price threshold (usd per share) | $ / shares		$ 18
Company option to redeem, share price threshold, consecutive trading days | d		20
Sale price of outstanding share options on completion of redemption (usd per share) | $ / shares		$ 0.01								$ 0.01
Exercise price of warrant (usd per share) | $ / shares		$ 11.50								$ 11.50
Number of days after warrants are first exercisable in which they may be redeemed by company | d		90
Redemption price (usd per share) | $ / shares		$ 0.10
Minimum share price on trading day prior to notice of company redemption to trigger company redemption price (USD per share) | $ / shares		$ 10.00
Redemption period	30 days	30 days
Number of securities called by each warrants (in shares)										1
Change in fair value of warrants	€ 82,951,028		€ 19,221,515	€ 102,173,000	$ 102,173	€ 0	$ 0	€ 0	$ 0
Conversion of warrants into shares (in shares)				17,009,291	17,009,291
Exercise of warrants into shares | €				€ 188,013,000
Warrants redeemed (in shares)				711,536	711,536
Public Warrants
Warrants [Line Items]
Exercise price of warrant (usd per share) | $ / shares										$ 11.50
Number of securities called by each warrants (in shares)										1
Conversion of warrants into shares (in shares)	12,225,957		12,225,957
Exercise of warrants into shares | €	€ 118,570,187
Warrants redeemed (in shares)			711,536
Redemption of warrants, cash consideration | €			€ 6,045
Private Warrants
Warrants [Line Items]
Conversion of warrants into shares (in shares)			4,783,334	4,783,334	4,783,334
Exercise of warrants into shares | €			€ 118,570,187
Bottom of range
Warrants [Line Items]
Alternative price redemption exchange ratio		0.034
Top of range
Warrants [Line Items]
Alternative price redemption exchange ratio		0.365